Filed with the Securities and Exchange Commission on May 18, 2015

1933 Act Registration File No. 333-13593

1940 Act File No. 811-07853

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 31	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 33	☒
(Check appropriate box or boxes.)

Kalmar Pooled Investment Trust

(Exact Name of Registrant as Specified in Charter)

Barley Mill House

3701 Kennett Pike

Wilmington, DE 19807

(Address of Principal Executive Offices)

with a copy of communications to:

Joseph V. Del Raso, Esquire

Pepper Hamilton LLP

3000 Two Logan Square

18th & Arch Streets

Philadelphia, PA 19103

Registrant’s Telephone Number, including Area Code: (800) 282-2319

Ford B. Draper, Jr., President

Barley Mill House

3701 Kennett Pike

Wilmington, DE 19807

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 31 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in Post-Effective Amendment No. 30 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 31 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Wilmington, and State of Delaware on the 18th day of May 2015.

Kalmar Pooled Investment Trust Registrant

By:	/s/ Ford B. Draper, Jr.
Ford B. Draper, Jr. President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 31 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ Ford B. Draper, Jr. Ford B. Draper, Jr.	Trustee, Chairman and President	May 18 , 2015

/s/ Wendell Fenton* Wendell Fenton	Trustee	May 18, 2015

/s/ Nicholas A. Giordano* Nicholas A. Giordano	Trustee	May 18, 2015

/s/ David M. Reese, Jr.* David M. Reese, Jr.	Trustee	May 18, 2015

/s/ David D. Wakefield* David D. Wakefield	Trustee	May 18, 2015

/s/ Cynthia A. Richards Cynthia A. Richards	Treasurer and Chief Financial Officer	May 18, 2015

*By:	/s/ Ford B. Draper, Jr.
Ford B. Draper, Jr.
Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Description

101.INS	XBRL Instance Document

101.SCH	XBRL Taxonomy Extension Schema Document

101. CAL	XBRL Taxonomy Extension Calculation Linkbase

101. DEF	XBRL Taxonomy Extension Definition Linkbase

101. LAB	XBRL Taxonomy Extension Label Linkbase

101.PRE	XBRL Taxonomy Extension Presentation Linkbase